Financial Risks - Maturity Analysis (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Risks
Other current liabilities	kr 9,888	kr 3,394
Less than 6 months
Financial Risks
Accounts payable	53,827	24,384
Other current liabilities	7,934	2,151
Accrued expenses	34,833	21,982
6 - 12 months
Financial Risks
Accounts payable	0
Other current liabilities	1,954	1,243
Accrued expenses	6,552	kr 2,659
>12 months
Financial Risks
Accounts payable	0
Other current liabilities	0
Accrued expenses	kr 0